Profit from Operations - Summary of Depreciation Amortisation and Impairment Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	£ 194
Depreciation, amortisation and impairment costs	1,512	£ 1,038	£ 902
Property, plant and equipment [member]
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation and impairment of property, plant and equipment	702	550	379
Other Trademarks and Similar Assets
Depreciation Amortisation And Impairment Costs [Line Items]
Amortisation and impairment of intangibles	508	377	383
Other Intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Amortisation and impairment of intangibles	£ 108	£ 111	£ 140